Concentration of Risk (Details) - Schedule of Foreign Currency Risk - Foreign Currency Risk [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Cash	$ 262,691	$ 1,630,841
Accounts payable and accrued liabilities	(12,652)	(105,941)
Foreign currency risk exposure	$ 250,039	$ 1,524,900